Fair Value Measurements - Recurring (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Measurements, Recurring [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	$ 170,242	$ 176,530
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure, Recurring	486	853
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	8,975	1,035
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure, Recurring	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	160,054	171,082
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure, Recurring	486	849
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	1,213	4,413
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure, Recurring	0	4
Forward loan sale commitments and derivative loan commitments [Member] | Fair Value, Measurements, Recurring [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	22	17
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure, Recurring		4
Forward loan sale commitments and derivative loan commitments [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure, Recurring		0
Forward loan sale commitments and derivative loan commitments [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure, Recurring		0
Forward loan sale commitments and derivative loan commitments [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	22	17
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure, Recurring		4
Interest rate swap agreement [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure, Recurring	486	849
Interest rate swap agreement [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure, Recurring	0	0
Interest rate swap agreement [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure, Recurring	486	849
Interest rate swap agreement [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure, Recurring	0	0
U.S. Government and agency obligations [Member] | Fair Value, Measurements, Recurring [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	54,545	56,259
U.S. Government and agency obligations [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	8,975	1,035
U.S. Government and agency obligations [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	45,570	55,224
U.S. Government and agency obligations [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Government-sponsored enterprises [Member] | Fair Value, Measurements, Recurring [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	26,292	23,967
Government-sponsored enterprises [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Government-sponsored enterprises [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	26,292	23,967
Government-sponsored enterprises [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	76,671	78,733
Mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	76,671	78,733
Mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Corporate debt securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	3,798	7,694
Corporate debt securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Corporate debt securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	3,798	7,694
Corporate debt securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Collateralized debt obligations [Member] | Fair Value, Measurements, Recurring [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	1,191	4,396
Collateralized debt obligations [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Collateralized debt obligations [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Collateralized debt obligations [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	1,191	4,396
Obligations of state and political subdivisions [Member] | Fair Value, Measurements, Recurring [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	4,123	5,414
Obligations of state and political subdivisions [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Obligations of state and political subdivisions [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	4,123	5,414
Obligations of state and political subdivisions [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Tax-exempt securities [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0
Tax-exempt securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	3,575
Tax-exempt securities [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0
Tax-exempt securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	3,575
Foreign government securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	25	50
Foreign government securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Foreign government securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	25	50
Foreign government securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	$ 0	$ 0